Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Trade Accounts Receivable, Net
Trade Accounts Receivable, Net
7.	Trade Accounts Receivable, Net

Current trade accounts receivable, net as of December 31, 2025 and 2024, consisted of:

	2025		2024
Trade accounts receivable	Ps.	7,390,674	Ps.	7,854,322
Allowance for expected credit losses		(1,669,915)		(1,678,503)
	Ps.	5,720,759	Ps.	6,175,819

Non-current trade receivables as of December 31, 2025 and 2024, amounted to Ps.3,024 and Ps.484,506, respectively.

As of December 31, 2025 and 2024, the aging analysis of the current trade accounts receivable that were past due was as follows:

	2025		2024
1 to 90 days	Ps.	1,984,209	Ps.	1,615,364
91 to 180 days		600,205		805,530
More than 180 days		986,714		1,608,244

As of December 31, 2025 and 2024, the carrying amounts of the Group’s trade accounts receivable denominated in currencies other than the Mexican peso were as follows:

	2025		2024
U.S. dollar	Ps.	351,394	Ps.	437,959
Other currencies		4,234		—
	Ps.	355,628	Ps.	437,959

Changes in the allowance for expected credit losses of trade accounts receivable were as follows:

	2025		2024
At January 1	Ps.	(1,678,503)	Ps.	(1,774,151)
Expected credit losses		(1,163,209)		(1,294,362)
Write-off of receivables		1,171,797		1,313,016
Spun-off Businesses		—		76,994
At December 31	Ps.	(1,669,915)	Ps.	(1,678,503)

The maximum exposure to credit risk of the trade accounts receivable as of December 31, 2025 and 2024, was the carrying amount of each class of receivables (see Note 4).